JOHN HANCOCK INVESTMENT TRUST

601 Congress Street

Boston, MA 02210

January 30, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Investment Trust (the “Trust”), on behalf of:

John Hancock International Dynamic Growth Fund (the “Fund”)

File Nos. 002-10156; 811-00560

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 188 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 140 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register the Fund as a new series of the Trust and to register Class A, C, I, R6, and NAV shares of the Fund. No fees are required in connection with this filing.

If you have any questions or comments concerning the foregoing, please call me at (617) 572-0420.

Sincerely,
/s/ Harsha Pulluru
Harsha Pulluru
Assistant Secretary of the Trust